UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of investments

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2018 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.0%
	Aerospace & Defense—1.0%
$7,540	TransDigm, Inc., 6.50%, 5/15/25	$7,530,575
1,420	Triumph Group, Inc., 7.75%, 8/15/25	1,309,950

		8,840,525

	Auto Manufacturers—0.7%
6,135	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	6,096,718

	Chemicals—2.9%
7,500	Chemours Co., 6.625%, 5/15/23	7,631,250
4,790	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)(m)	4,370,875
1,910	Olin Corp., 5.00%, 2/1/30 (m)	1,707,062
5,670	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	5,797,575
1,065	Tronox Finance PLC, 5.75%, 10/1/25 (a)(b)(g)(m)	907,913
5,470	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	4,745,225

		25,159,900

	Commercial Services—0.7%
8,050	Cenveo Corp., 6.00%, 5/15/24, (cost—$10,272,245; purchased 3/22/12) (a)(b)(c)(d)(f)(i)	442,750
2,365	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)	2,536,462
3,500	United Rentals North America, Inc., 5.50%, 7/15/25	3,421,250

		6,400,462

	Computers—1.4%
5,281	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	5,505,502
7,350	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)(m)	6,817,125

		12,322,627

	Distribution/Wholesale—0.6%
5,380	H&E Equipment Services, Inc., 5.625%, 9/1/25 (m)	5,037,025

	Diversified Financial Services—2.7%
6,000	Community Choice Financial Issuer LLC, 9.00%, 9/6/20 (a)(b)	5,997,210
	Community Choice Financial, Inc. (d)(f),
10,085	10.75%, 5/1/19	4,639,100
7,130	12.75%, 5/1/20 (a)(b)	2,032,050
1,575	Navient Corp., 7.25%, 9/25/23	1,588,781
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,206,425
3,570	Travelport Corporate Finance PLC, 6.00%, 3/15/26 (a)(b)	3,534,300

		22,997,866

	Electric Utilities—0.7%
5,585	NRG Energy, Inc., 6.25%, 5/1/24	5,731,606

	Electronic Equipment, Instruments & Components—0.2%
1,600	Energizer Holdings, Inc., 5.50%, 6/15/25 (a)(b)	1,473,000

	Engineering & Construction—0.9%
2,835	AECOM, 5.125%, 3/15/27	2,589,064
5,100	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	4,908,750

		7,497,814

	Entertainment—1.2%
4,990	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (m)	4,441,100
4,000	Cedar Fair L.P., 5.375%, 6/1/24	4,000,000
1,975	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)(m)	1,979,937

		10,421,037

	Healthcare-Products—0.4%
3,595	Mallinckrodt International Finance S.A., 5.75%, 8/1/22 (a)(b)(g)(m)	3,280,438

	Healthcare-Services—2.3%
2,460	Centene Corp., 5.375%, 6/1/26 (a)(b)	2,481,525
2,835	Community Health Systems, Inc., 6.25%, 3/31/23 (m)	2,640,094
5,430	DaVita, Inc., 5.125%, 7/15/24	5,239,950
1,730	Encompass Health Corp., 5.75%, 11/1/24	1,738,650
3,800	HCA, Inc., 7.50%, 2/15/22	4,113,500
3,500	Tenet Healthcare Corp., 7.00%, 8/1/25 (m)	3,425,625

		19,639,344

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Home Builders—0.3%
$2,285	Beazer Homes USA, Inc., 8.75%, 3/15/22	$2,326,816

	Insurance—0.5%
4,390	Prudential Financial, Inc., 5.70%, 9/15/48 (converts to FRN on 9/15/28) (h)	4,151,294

	Internet—0.3%
2,800	Netflix, Inc., 5.875%, 2/15/25	2,863,000

	Iron/Steel—0.7%
	AK Steel Corp.,
2,025	7.00%, 3/15/27 (g)(m)	1,690,875
1,315	7.50%, 7/15/23	1,331,438
2,835	United States Steel Corp., 6.875%, 8/15/25 (m)	2,700,337

		5,722,650

	Lodging—0.4%
1,300	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 (a)(b)(g)	1,257,750
2,835	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,707,425

		3,965,175

	Machinery-Construction & Mining—0.5%
4,695	Terex Corp., 5.625%, 2/1/25 (a)(b)	4,326,677

	Media—1.5%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	7,683,225
3,740	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	3,646,500
4,671	LiveStyle, Inc., 9.625%, 2/1/19, (cost—$ 4,676,876; purchased 5/7/14-2/26/15) (a)(b)(c)(d)(f)(i)(k)	93
1,745	Meredith Corp., 6.875%, 2/1/26 (a)(b)(m)	1,788,625

		13,118,443

	Metal Fabricate/Hardware—0.4%
3,830	Park-Ohio Industries, Inc., 6.625%, 4/15/27	3,800,078

	Mining—1.9%
5,100	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	5,316,750
4,405	Constellium NV, 6.625%, 3/1/25 (a)(b)(m)	4,228,800
2,775	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	2,768,062
3,950	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	4,216,625

		16,530,237

	Miscellaneous Manufacturing—0.3%
2,945	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	2,650,500

	Oil, Gas & Consumable Fuels—3.7%
2,700	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,433,375
1,900	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (g)(m)	1,819,250
3,265	Chesapeake Energy Corp., 8.00%, 1/15/25 (m)	3,154,806
	Ensco PLC,
590	5.20%, 3/15/25 (g)(m)	444,341
4,660	7.75%, 2/1/26	3,861,975
7,225	EP Energy LLC, 9.375%, 5/1/20	6,791,500
2,835	NGL Energy Partners L.P., 7.50%, 11/1/23	2,781,135
2,740	Noble Holding International Ltd., 7.75%, 1/15/24 (m)	2,407,775
4,895	Oasis Petroleum, Inc., 6.875%, 3/15/22 (m)	4,852,169
3,370	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	3,150,950

		31,697,276

	Pharmaceuticals—1.5%
	Bausch Health Cos., Inc. (a)(b),
3,395	6.125%, 4/15/25	3,195,374
1,675	7.00%, 3/15/24	1,756,656
2,290	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,894,975
5,865	Horizon Pharma USA, Inc., 6.625%, 5/1/23	5,850,338

		12,697,343

	Pipelines—0.4%
3,550	Energy Transfer L.P., 5.50%, 6/1/27	3,550,000

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Real Estate—1.2%
$5,505	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (m)	$5,249,788
5,365	Uniti Group L.P., 8.25%, 10/15/23	4,996,156

		10,245,944

	Retail—0.8%
5,980	Conn’s, Inc., 7.25%, 7/15/22	5,875,350
1,530	L Brands, Inc., 6.875%, 11/1/35 (g)(m)	1,311,501

		7,186,851

	Semiconductors—1.2%
5,355	Advanced Micro Devices, Inc., 7.00%, 7/1/24 (m)	5,656,219
4,645	Amkor Technology, Inc., 6.375%, 10/1/22	4,679,744

		10,335,963

	Software—0.7%
5,035	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	4,997,238
895	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)(m)	760,750

		5,757,988

	Telecommunications—4.6%
1,135	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (m)	1,167,631
4,080	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(m)	3,598,050
9,370	Consolidated Communications, Inc., 6.50%, 10/1/22	8,784,375
5,290	Frontier Communications Corp., 10.50%, 9/15/22 (m)	4,258,450
2,685	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(m)	2,476,913
	Hughes Satellite Systems Corp.,
1,460	6.625%, 8/1/26 (g)	1,363,275
4,250	7.625%, 6/15/21	4,455,912
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	8,361,402
1,865	Sprint Corp., 7.625%, 3/1/26	1,916,288
8,229	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)(m)	3,805,913

		40,188,209

	Transportation—0.4%
3,623	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	3,699,989

	Total Corporate Bonds & Notes (cost-$358,346,140)	319,712,795

CONVERTIBLE BONDS & NOTES—31.0%
	Agriculture—1.4%
	Vector Group Ltd. (h),
5,665	3 mo. Cash Dividends on Common Stock + 1.75%, 2.15%, 4/15/20	5,799,708
6,215	3 mo. Cash Dividends on Common Stock + 2.50%, 2.90%, 1/15/19	6,405,683

		12,205,391

	Apparel & Textiles—0.7%
14,580	Iconix Brand Group, Inc., 5.75%, 8/15/23	6,397,704

	Auto Manufacturers—1.0%
6,225	Navistar International Corp., 4.75%, 4/15/19 (m)	6,225,068
2,365	Tesla, Inc., 0.25%, 3/1/19	2,540,897

		8,765,965

	Biotechnology—1.5%
9,625	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	9,262,003
2,250	Omeros Corp., 6.25%, 11/15/23 (a)(b)	2,172,818
1,785	Verastem, Inc., 5.00%, 11/1/48	1,711,369

		13,146,190

	Building Materials—0.7%
4,275	Cemex S.A.B de C.V., 3.72%, 3/15/20	4,205,262
2,275	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(b)	1,844,629

		6,049,891

	Chemicals—1.0%
11,415	Aceto Corp., 2.00%, 11/1/20	8,675,400

	Commercial Services—1.2%
10,530	Huron Consulting Group, Inc., 1.25%, 10/1/19	10,466,820

	Distribution/Wholesale—0.8%
6,600	Titan Machinery, Inc., 3.75%, 5/1/19	6,550,328

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Diversified Financial Services—2.3%
$9,320	Encore Capital Group, Inc., 3.00%, 7/1/20	$8,659,305
12,165	PRA Group, Inc., 3.00%, 8/1/20	11,451,681

		20,110,986

	Electrical Equipment—1.2%
	SunPower Corp.,
3,135	0.875%, 6/1/21	2,484,487
9,405	4.00%, 1/15/23	7,738,425

		10,222,912

	Electronics—0.9%
7,890	OSI Systems, Inc., 1.25%, 9/1/22	7,324,855

	Energy-Alternate Sources—2.9%
2,850	Green Plains, Inc., 4.125%, 9/1/22	2,649,018
6,840	Pattern Energy Group, Inc., 4.00%, 7/15/20	6,777,920
16,800	Tesla Energy Operations, Inc., 1.625%, 11/1/19 (m)	15,800,686

		25,227,624

	Equity Real Estate Investment Trusts (REITs)—1.3%
3,975	Two Harbors Investment Corp., 6.25%, 1/15/22	4,012,011
7,690	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	7,491,060

		11,503,071

	Insurance—2.5%
11,070	AmTrust Financial Services, Inc., 2.75%, 12/15/44	10,427,940
11,390	AXA S.A., 7.25%, 5/15/21 (a)(b)	11,439,216

		21,867,156

	Oil, Gas & Consumable Fuels—1.9%
6,540	Chesapeake Energy Corp., 5.50%, 9/15/26	5,676,419
2,280	Nabors Industries, Inc., 0.75%, 1/15/24	1,526,175
9,980	Whiting Petroleum Corp., 1.25%, 4/1/20	9,474,034

		16,676,628

	Pharmaceuticals—2.4%
12,190	Dermira, Inc., 3.00%, 5/15/22	10,142,153
3,260	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	3,257,330
8,430	Tilray, Inc., 5.00%, 10/1/23 (a)(b)	7,153,091

		20,552,574

	Pipelines—2.2%
24,750	Cheniere Energy, Inc., 4.25%, 3/15/45	18,599,155

	Semiconductors—0.4%
3,935	Veeco Instruments, Inc., 2.70%, 1/15/23	3,099,104

	Software—2.7%
2,275	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	1,978,174
15,785	Avid Technology, Inc., 2.00%, 6/15/20	14,364,255
2,820	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	2,643,995
3,985	Synchronoss Technologies, Inc., 0.75%, 8/15/19 (m)	3,852,730

		22,839,154

	Telecommunications—1.0%
7,715	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	6,362,723
3,415	Infinera Corp., 2.125%, 9/1/24	2,623,529

		8,986,252

	Transportation—1.0%
4,560	Echo Global Logistics, Inc., 2.50%, 5/1/20	4,562,850
4,725	Teekay Corp., 5.00%, 1/15/23 (a)(b)	3,777,009

		8,339,859

	Total Convertible Bonds & Notes (cost-$274,830,218)	267,607,019

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2018 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—28.5%
	Banks—4.3%
12,080	Bank of America Corp., 7.25%, Ser. L (e)	$15,462,400
16,980	Wells Fargo & Co., 7.50%, Ser. L (e)	21,458,475

		36,920,875

	Chemicals—1.4%
84,135	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	4,747,738
68,495	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19, Ser. A	7,257,730

		12,005,468

	Diversified Financial Services—0.2%
39,855	AMG Capital Trust II, 5.15%, 10/15/37	2,102,590

	Electric Utilities—5.2%
110,160	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	5,530,032
302,350	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	14,648,858
147,670	NextEra Energy, Inc., 6.123%, 9/1/19 (m)	8,771,598
160,380	Sempra Energy, 6.00%, 1/15/21, Ser. A	16,267,343

		45,217,831

	Electronic Equipment, Instruments & Components—0.9%
101,585	Belden, Inc., 6.75%, 7/15/19	7,821,029

	Electronics—1.2%
10,110	Fortive Corp., 5.00%, 7/1/21, Ser. A	9,935,603

	Equity Real Estate Investment Trusts (REITs)—5.3%
10,320	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	11,181,370
56,955	QTS Realty Trust, Inc., 6.50%, Ser. B (e)	5,780,363
631,070	RLJ Lodging Trust, 1.95%, Ser. A (e)(m)	15,997,624
198,090	Welltower, Inc., 6.50%, Ser. I (e)(m)	12,925,373

		45,884,730

	Gas Utilities—1.4%
244,375	South Jersey Industries, Inc., 7.25%, 4/15/21	12,482,675

	Hand/Machine Tools—1.6%
139,055	Stanley Black & Decker, Inc., 5.375%, 5/15/20	13,590,499

	Healthcare-Products—2.1%
283,925	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	17,996,899

	Insurance—1.9%
158,570	Assurant, Inc., 6.50%, 3/15/21, Ser. D	16,637,164

	Oil, Gas & Consumable Fuels—0.3%
67,960	Nabors Industries Ltd., 6.00%, 5/1/21	1,766,960
230,425	Sanchez Energy Corp., 6.50%, Ser. B (e)	829,530

		2,596,490

	Pharmaceuticals—1.5%
30,895	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	12,560,362

	Real Estate—1.2%
410,065	Ready Capital Corp., 7.00%, 8/15/23 (m)	10,286,481

	Total Convertible Preferred Stock (cost-$249,032,999)	246,038,696

PREFERRED STOCK (a)(d)(f)(k) - 1.0%
	Media—1.0%
3,554	LiveStyle, Inc., Ser. A	483,522
76,572	LiveStyle, Inc., Ser. B (j)	7,657,200
6,750	LiveStyle, Inc., Ser. B (j)	67

	Total Preferred Stock (cost-$14,596,967)	8,140,789

COMMON STOCK (a)(d)(f)(j)—0.2%
	Advertising—0.2%
173,720	Affinion Group Holdings, Inc., Class A, (cost—$3,080,312; purchased 11/9/15-11/12/15) (i)	1,758,047

	Aerospace & Defense—0.0%
8,295	Erickson, Inc.	230,020

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2018 (unaudited) (continued)

Shares		Value*
	Media—0.0%
90,407	LiveStyle, Inc. (k)	$9

	Total Common Stock (cost-$10,187,309)	1,988,076

Units
WARRANTS (d)(f)(j)—0.0%
	Commercial Services—0.0%
2,062,338	Cenveo, Inc., strike price $12.00, expires 6/10/24 (b)	20

	Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C (a)(k)	2

	Total Warrants (cost-$246,984)	22

Principal Amount (000s)
	Repurchase Agreements—2.3%
$20,000	State Street Bank and Trust Co., dated 11/30/18, 0.42%, due 12/3/18, proceeds $20,000,700; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/44, valued at $20,400,628 including accrued interest (cost-$20,000,000)	20,000,000

	Total Investments (cost-$927,240,617) (l)—100.0%	863,487,397

	Liabilities in excess of other assets	(33,774,154)
	Preferred Shares	(323,275,000)

	Net Assets Applicable to Common Shareholders	$506,438,243

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $167,146,990, representing 19.4% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $157,018,143, representing 18.2% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $17,242,880, representing 2.0% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for liquidity facility.

(h)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(i)	Restricted. The aggregate cost of such securities is $18,029,433. The aggregate value is $2,200,890, representing 0.3% of total investments.

(j)	Non-income producing.

(k)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.0% of total investments.

(l)

At November 30, 2018, the cost basis of portfolio securities for federal income tax purposes was $933,137,775. Gross unrealized appreciation was $31,318,556; gross unrealized depreciation was $100,968,934; and net unrealized depreciation was $69,650,378. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

(m)

Security, or portion of security, is on loan. The aggregate value of securities on loan is $25,029,049; cash collateral (included in liabilities) of $25,524,203 was received through a liquidity facility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at November 30, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$5,957,712	$442,750	$6,400,462
Diversified Financial Services	—	16,326,716	6,671,150	22,997,866
Media	—	13,118,350	93	13,118,443
All Other	—	277,196,024	—	277,196,024
Convertible Bonds & Notes	—	267,607,019	—	267,607,019
Convertible Preferred Stock:
Chemicals	—	12,005,468	—	12,005,468
Diversified Financial Services	—	2,102,590	—	2,102,590
Electronics	—	9,935,603	—	9,935,603
Equity Real Estate Investment Trusts (REITs)	$34,703,360	11,181,370	—	45,884,730
Hand/Machine Tools	—	13,590,499	—	13,590,499
Healthcare-Products	—	17,996,899	—	17,996,899
Oil, Gas & Consumable Fuels	1,766,960	829,530	—	2,596,490
Pharmaceuticals	—	12,560,362	—	12,560,362
Real Estate	—	10,286,481	—	10,286,481
All Other	119,079,574	—	—	119,079,574
Preferred Stock	—	—	8,140,789	8,140,789
Common Stock	—	—	1,988,076	1,988,076
Warrants	—	—	22	22
Repurchase Agreements	—	20,000,000	—	20,000,000

Totals	$155,549,894	$690,694,623	$17,242,880	$863,487,397

At November 30, 2018, securities valued at $24,771,869 were transferred from Level 1 to Level 2. This transfer was result of the securities having used an exchange-traded closing price on February 28, 2018, and then using an evaluated price from a third-party independent pricing vendor on November 30, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2018, was as follows:

	Beginning Balance 2/28/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 11/30/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$—	$—	$—	$—	$—	$—	$442,750	*	$—	$442,750
Diversified Financial Services	—	—	—	—	—	—	6,671,150	*	—	6,671,150
Media	—	—	—	—	—	—	93	**	—	93
Preferred Stock:
Media	8,491,167	—	(650,957)	—	173,359	127,220	—		—	8,140,789
Common Stock:
Advertising	2,630,121	—	—	—	—	(872,074)	—		—	1,758,047
Aerospace & Defense	260,380	—	—	—	—	(30,360)	—		—	230,020
Media	9	—	—	—	—	—	—		—	9
Warrants:
Commercial Services	361	—	—	—	—	(341)	—		—	20
Media	2	—	—	—	—	—	—		—	2

Totals	$11,382,040	$—	$(650,957)	$—	$173,359	$(775,555)	$7,113,993		$—	$17,242,880

The table above includes Level 3 investments that are valued by brokers or independent pricing services.

*

At November 30, 2018, securities valued at $7,113,900 were transferred from Level 2 to Level 3. The transfer resulted from the lack of a current evaluated price from an independent pricing service at November 30, 2018 for the securities.

**

At November 30, 2018, a security valued at $93 was transferred from Level 2 to Level 3. The transfer was due to uncertainty regarding the receipt of updated financial statements and data related to a current evaluated price.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2018:

	Ending Balance at 11/30/18	Valuation Technique Used	Unobservable Inputs	Input Values (Range)
Investments in Securities - Assets
Preferred Stock	$483,522	Market and Company Comparables	EV Multiples	0.74x (0.38x - 1.26x)
			Applicable Liquidity Multiple	1.60
			Illiquidity Discount	25%
	$7,567,200	Market and Company Comparables	EV Multiples	0.74x (0.38x - 1.26x)
			Illiquidity Discount	25%
Common Stock	$1,758,047	Market and Company Comparables	EV Multiples	5.18x (2.14x - 9.61x)
			Illiquidity Discount	20%
	$230,020	Market and Company Comparables	EV Multiples	0.65x (0.44x - 0.91x)
			M&A Transaction Multiples	0.87x(0.32x - 2.12x)
			Illiquidity Discount	40%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2018 was $(10,026,524).

Glossary:

FRN—Floating Rate Note

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	January 24, 2019

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	January 24, 2019

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date:	January 24, 2019